Commitments and contingencies - future minimum payments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Sep. 30, 2017
Commitments and contingencies
Total future minimum lease payments	$ 15,606
Capital commitments to acquire fixed or other long-lived assets	0
Guarantees		$ 2,100
2018
Commitments and contingencies
Total future minimum lease payments	4,133
2019
Commitments and contingencies
Total future minimum lease payments	3,731
2020
Commitments and contingencies
Total future minimum lease payments	3,010
2021
Commitments and contingencies
Total future minimum lease payments	2,436
2022
Commitments and contingencies
Total future minimum lease payments	1,662
Thereafter
Commitments and contingencies
Total future minimum lease payments	$ 634